UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Senvest International, LLC
          110 East 55th Street, Suite 1600
          New York, NY 10022

13F File Number: 028-11888

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     George Malikotsis
Title:    Vice President
Phone:    (514) 281-8082


Signature, Place and Date of Signing:


  /s/George Malikotsis             New York, NY                   5/9/07
------------------------     ------------------------     ----------------------
      [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

  [_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

  [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager

Form 13F File number                  Name

     28-11698                           Rima Management, L.L.C.
   -----------------------            ---------------------------


* This filing includes assets under the common control of Richard Mashaal as the Managing Member of Rima Management, L.L.C. whose proprietary portfolio he manages.





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